Revenue - Contract Assets and Liabilities Recognised (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Contract assets
Current	£ 1,442		£ 1,353
Non-current	279		249
Contract assets	1,721		1,602
Contract liabilities
Current	972	£ 1,191	1,225
Non-current	179	£ 188	200
Contract liabilities	£ 1,151		£ 1,425